Rampart Sector Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—99.0%
Communication Services—9.9%
Activision Blizzard, Inc.	15,195	$903
Alphabet, Inc. Class A(1)	1,695	2,270
Alphabet, Inc. Class C(1)	1,694	2,265
AT&T, Inc.	23,282	910
CenturyLink, Inc.	24,638	325
Charter Communications, Inc. Class A(1)	1,875	910
Comcast Corp. Class A	20,446	919
Discovery, Inc. Class A(1)	3,956	130
Discovery, Inc. Class C(1)	8,403	256
DISH Network Corp. Class A(1)	6,389	227
Electronic Arts, Inc.(1)	7,329	788
Facebook, Inc. Class A(1)	19,208	3,942
Fox Corp. Class A	8,879	329
Fox Corp. Class B	4,064	148
Interpublic Group of Cos., Inc. (The)	9,681	224
Live Nation Entertainment, Inc.(1)	3,492	250
Netflix, Inc.(1)	2,992	968
News Corp. Class A	9,733	138
News Corp. Class B	3,046	44
Omnicom Group, Inc.	5,443	441
Take-Two Interactive Software, Inc.(1)	2,844	348
T-Mobile US, Inc.(1)	7,901	620
Twitter, Inc.(1)	19,595	628
Verizon Communications, Inc.	14,643	899
ViacomCBS, Inc. Class B	13,495	566
Walt Disney Co. (The)	6,120	885
		20,333

Consumer Discretionary—19.7%
Advance Auto Parts, Inc.	1,167	187
Amazon.com, Inc.(1)	5,156	9,527
Aptiv plc	4,329	411
AutoZone, Inc.(1)	402	479
Best Buy Co., Inc.	3,843	337
Booking Holdings, Inc.(1)	707	1,452
BorgWarner, Inc.	3,487	151
Capri Holdings Ltd.(1)	2,562	98
CarMax, Inc.(1)	2,792	245
Carnival Corp.	6,745	343
Chipotle Mexican Grill, Inc.(1)	431	361
Darden Restaurants, Inc.	2,065	225
Dollar General Corp.	4,306	672
Dollar Tree, Inc.(1)	4,001	376
eBay, Inc.	12,897	466
Expedia Group, Inc.	2,346	254
Ford Motor Co.	65,939	613
Gap, Inc. (The)	3,601	64
Garmin Ltd.	2,436	238
General Motors Co.	21,259	778
Genuine Parts Co.	2,446	260
H&R Block, Inc.	3,289	77
Hanesbrands, Inc.	6,160	91
Harley-Davidson, Inc.	2,605	97
Hasbro, Inc.	2,148	227
Hilton Worldwide Holdings, Inc.	4,766	529
Home Depot, Inc. (The)	18,455	4,030
Horton (D.R.), Inc.	5,671	299
Kohl’s Corp.	2,653	135
L Brands, Inc.	3,929	71
Las Vegas Sands Corp.	5,704	394
	Shares	Value

Consumer Discretionary—continued
Leggett & Platt, Inc.	2,218	$113
Lennar Corp. Class A	4,742	265
LKQ Corp.(1)	5,184	185
Lowe’s Cos., Inc.	12,905	1,545
Macy’s, Inc.	5,168	88
Marriott International, Inc. Class A	4,580	694
McDonald’s Corp.	12,771	2,524
MGM Resorts International	8,690	289
Mohawk Industries, Inc.(1)	1,001	137
Newell Brands, Inc.	6,444	124
NIKE, Inc. Class B	21,097	2,137
Nordstrom, Inc.	1,801	74
Norwegian Cruise Line Holdings Ltd.(1)	3,602	210
NVR, Inc.(1)	59	225
O’Reilly Automotive, Inc.(1)	1,274	558
PulteGroup, Inc.	4,292	167
PVH Corp.	1,255	132
Ralph Lauren Corp.	838	98
Ross Stores, Inc.	6,128	713
Royal Caribbean Cruises Ltd.	2,891	386
Starbucks Corp.	19,993	1,758
Tapestry, Inc.	4,653	125
Target Corp.	8,576	1,100
Tiffany & Co.	1,817	243
TJX Cos., Inc. (The)	20,528	1,253
Tractor Supply Co.	1,995	186
Ulta Beauty, Inc.(1)	968	245
Under Armour, Inc. Class A(1)	3,183	69
Under Armour, Inc. Class C(1)	3,298	63
VF Corp.	5,531	551
Whirlpool Corp.	1,067	157
Wynn Resorts Ltd.	1,629	226
Yum! Brands, Inc.	5,131	517
		40,644

Consumer Staples—4.9%
Altria Group, Inc.	9,052	452
Archer-Daniels-Midland Co.	3,341	155
Brown-Forman Corp. Class B	1,096	74
Campbell Soup Co.	1,021	50
Church & Dwight Co., Inc.	1,493	105
Clorox Co. (The)	759	117
Coca-Cola Co. (The)	20,356	1,127
Colgate-Palmolive Co.	5,197	358
Conagra Brands, Inc.	2,943	101
Constellation Brands, Inc. Class A	1,010	192
Costco Wholesale Corp.	1,550	456
Coty, Inc. Class A	1,793	20
Estee Lauder Cos., Inc. (The) Class A	1,348	278
General Mills, Inc.	3,669	196
Hershey Co. (The)	897	132
Hormel Foods Corp.	1,680	76
J.M. Smucker Co. (The)	687	72
Kellogg Co.	1,509	104
Kimberly-Clark Corp.	2,074	285
Kraft Heinz Co.(The)	3,749	120
Kroger Co. (The)	4,813	139
Lamb Weston Holdings, Inc.	884	76
McCormick & Co., Inc.	749	127
Molson Coors Brewing Co. Class B	1,130	61
Mondelez International, Inc. Class A	8,741	481
Monster Beverage Corp.(1)	2,304	146
See Notes to Schedule of Investments

Rampart Sector Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Shares	Value

Consumer Staples—continued
PepsiCo, Inc.	7,366	$1,007
Philip Morris International, Inc.	5,343	455
Procter & Gamble Co. (The)	13,200	1,649
Sysco Corp.	3,080	263
Tyson Foods, Inc. Class A	1,789	163
Walgreens Boots Alliance, Inc.	4,487	265
Walmart, Inc.	7,476	888
		10,190

Energy—5.0%
Apache Corp.	3,646	93
Baker Hughes Co.	6,249	160
Cabot Oil & Gas Corp.	3,963	69
Chevron Corp.	17,221	2,075
Cimarex Energy Co.	984	52
Concho Resources, Inc.	1,936	170
ConocoPhillips	7,078	460
Devon Energy Corp.	3,748	97
Diamondback Energy, Inc.	1,550	144
EOG Resources, Inc.	5,640	472
Exxon Mobil Corp.	32,685	2,281
Halliburton Co.	8,393	205
Helmerich & Payne, Inc.	1,033	47
Hess Corp.	2,506	167
HollyFrontier Corp.	1,442	73
Kinder Morgan, Inc.	18,838	399
Marathon Oil Corp.	7,713	105
Marathon Petroleum Corp.	6,308	380
National Oilwell Varco, Inc.	3,701	93
Noble Energy, Inc.	4,620	115
Occidental Petroleum Corp.	8,587	354
ONEOK, Inc.	3,992	302
Phillips 66	3,937	439
Pioneer Natural Resources Co.	1,614	244
Schlumberger Ltd.	11,293	454
TechnipFMC plc	4,032	87
Valero Energy Corp.	3,994	374
Williams Cos., Inc. (The)	11,784	280
		10,191

Financials—4.9%
Aflac, Inc.	2,150	114
Allstate Corp. (The)	953	107
American Express Co.	1,973	246
American International Group, Inc.	2,562	131
Ameriprise Financial, Inc.	370	62
Aon plc	690	144
Assurant, Inc.	178	23
Bank of America Corp.	23,727	836
Bank of New York Mellon Corp. (The)	2,452	123
Berkley (W.R.) Corp.	426	29
Berkshire Hathaway, Inc. Class B(1)	5,774	1,308
BlackRock, Inc.	346	174
Capital One Financial Corp.	1,366	141
Cboe Global Markets, Inc.	325	39
Charles Schwab Corp. (The)	3,355	160
Chubb Ltd.	1,335	208
Cincinnati Financial Corp.	447	47
Citigroup, Inc.	6,372	509
Citizens Financial Group, Inc.	1,272	52
CME Group, Inc.	1,052	211
	Shares	Value

Financials—continued
Comerica, Inc.	421	$30
Discover Financial Services	919	78
E*TRADE Financial Corp.	661	30
Everest Re Group Ltd.	120	33
Fifth Third Bancorp	2,090	64
First Republic Bank	494	58
Franklin Resources, Inc.	825	21
Gallagher (Arthur J.) & Co.	548	52
Globe Life, Inc.	293	31
Goldman Sachs Group, Inc. (The)	936	215
Hartford Financial Services Group, Inc. (The)	1,059	64
Huntington Bancshares, Inc.	3,029	46
Intercontinental Exchange, Inc.	1,637	151
Invesco Ltd.	1,090	20
JPMorgan Chase & Co.	9,205	1,283
KeyCorp	2,880	58
Lincoln National Corp.	581	34
Loews Corp.	750	39
M&T Bank Corp.	386	66
MarketAxess Holdings, Inc.	112	42
Marsh & McLennan Cos., Inc.	1,483	165
MetLife, Inc.	2,288	117
Moody’s Corp.	480	114
Morgan Stanley	3,611	185
MSCI, Inc.	250	65
Nasdaq, Inc.	338	36
Northern Trust Corp.	621	66
People’s United Financial, Inc.	1,301	22
PNC Financial Services Group, Inc. (The)	1,283	205
Principal Financial Group, Inc.	757	42
Progressive Corp. (The)	1,719	124
Prudential Financial, Inc.	1,177	110
Raymond James Financial, Inc.	362	32
Regions Financial Corp.	2,823	48
S&P Global, Inc.	722	197
State Street Corp.	1,061	84
SVB Financial Group(1)	151	38
Synchrony Financial	1,746	63
T. Rowe Price Group, Inc.	689	84
Travelers Cos., Inc. (The)	760	104
Truist Financial Corp.	3,936	222
U.S. Bancorp	4,192	249
Unum Group	603	18
Wells Fargo & Co.	11,303	608
Willis Towers Watson plc	380	77
Zions Bancorp NA	498	26
		10,180

Health Care—4.9%
Abbott Laboratories	4,714	409
AbbVie, Inc.	3,941	349
ABIOMED, Inc.(1)	120	20
Agilent Technologies, Inc.	832	71
Alexion Pharmaceuticals, Inc.(1)	595	64
Align Technology, Inc.(1)	191	53
Allergan plc	877	168
AmerisourceBergen Corp.	403	34
Amgen, Inc.	1,586	382
Anthem, Inc.	682	206
Baxter International, Inc.	1,368	114
Becton, Dickinson & Co.	726	197
Biogen, Inc.(1)	481	143
See Notes to Schedule of Investments

Rampart Sector Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Shares	Value

Health Care—continued
Boston Scientific Corp.(1)	3,720	$168
Bristol-Myers Squibb Co.	6,241	401
Cardinal Health, Inc.	783	40
Centene Corp.(1)	1,115	70
Cerner Corp.	839	62
Cigna Corp.	1,003	205
Cooper Cos., Inc. (The)	133	43
CVS Health Corp.	3,483	259
Danaher Corp.	1,713	263
DaVita, Inc.(1)	241	18
DENTSPLY SIRONA, Inc.	596	34
Edwards Lifesciences Corp.(1)	558	130
Eli Lilly & Co.	2,253	296
Gilead Sciences, Inc.	3,384	220
HCA Healthcare, Inc.	711	105
Henry Schein, Inc.(1)	391	26
Hologic, Inc.(1)	717	37
Humana, Inc.	355	130
IDEXX Laboratories, Inc.(1)	230	60
Illumina, Inc.(1)	395	131
Incyte Corp.(1)	479	42
Intuitive Surgical, Inc.(1)	309	183
IQVIA Holdings, Inc.(1)	486	75
Johnson & Johnson	7,034	1,026
Laboratory Corporation of America Holdings(1)	261	44
McKesson Corp.	483	67
Medtronic plc	3,579	406
Merck & Co., Inc.	6,811	619
Mettler-Toledo International, Inc.(1)	66	52
Mylan NV(1)	1,376	28
PerkinElmer, Inc.	298	29
Perrigo Co. plc	364	19
Pfizer, Inc.	14,790	579
Quest Diagnostics, Inc.	362	39
Regeneron Pharmaceuticals, Inc.(1)	214	80
ResMed, Inc.	385	60
STERIS plc	227	35
Stryker Corp.	862	181
Teleflex, Inc.	124	47
Thermo Fisher Scientific, Inc.	1,077	350
UnitedHealth Group, Inc.	2,540	747
Universal Health Services, Inc. Class B	215	31
Varian Medical Systems, Inc.(1)	243	35
Vertex Pharmaceuticals, Inc.(1)	692	152
Waters Corp.(1)	172	40
WellCare Health Plans, Inc.(1)	135	45
Zimmer Biomet Holdings, Inc.	551	82
Zoetis, Inc.	1,279	169
		10,170

Industrials—4.9%
3M Co.	2,392	422
A.O. Smith Corp.	573	27
Alaska Air Group, Inc.	521	35
Allegion plc	390	49
American Airlines Group, Inc.	1,643	47
AMETEK, Inc.	956	95
Arconic, Inc.	1,631	50
Boeing Co. (The)	2,249	733
Caterpillar, Inc.	2,317	342
Cintas Corp.	352	95
Copart, Inc.(1)	862	78
	Shares	Value

Industrials—continued
CSX Corp.	3,260	$236
Cummins, Inc.	642	115
Deere & Co.	1,326	230
Delta Air Lines, Inc.	2,432	142
Dover Corp.	608	70
Eaton Corp. plc	1,732	164
Emerson Electric Co.	2,547	194
Equifax, Inc.	508	71
Expeditors International of Washington, Inc.	713	56
Fastenal Co.	2,399	89
FedEx Corp.	1,007	152
Flowserve Corp.	546	27
Fortive Corp.	1,238	95
Fortune Brands Home & Security, Inc.	585	38
General Dynamics Corp.	985	174
General Electric Co.	36,681	409
Honeywell International, Inc.	2,989	529
Hunt (JB) Transport Services, Inc.	357	42
Huntington Ingalls Industries, Inc.	171	43
IDEX Corp.	318	55
IHS Markit Ltd.(1)	1,690	127
Illinois Tool Works, Inc.	1,230	221
Ingersoll-Rand plc	1,004	133
Jacobs Engineering Group, Inc.	568	51
Johnson Controls International plc	3,232	132
Kansas City Southern	417	64
L3Harris Technologies, Inc.	931	184
Lockheed Martin Corp.	1,045	407
Masco Corp.	1,192	57
Nielsen Holdings plc	1,491	30
Norfolk Southern Corp.	1,095	213
Northrop Grumman Corp.	654	225
Old Dominion Freight Line, Inc.	268	51
PACCAR, Inc.	1,453	115
Parker-Hannifin Corp.	539	111
Pentair plc	702	32
Quanta Services, Inc.	594	24
Raytheon Co.	1,166	256
Republic Services, Inc.	884	79
Robert Half International, Inc.	493	31
Robinson (C.H.) Worldwide, Inc.	565	44
Rockwell Automation, Inc.	482	98
Rollins, Inc.	590	20
Roper Technologies, Inc.	436	154
Snap-on, Inc.	230	39
Southwest Airlines Co.	1,994	108
Stanley Black & Decker, Inc.	636	105
Textron, Inc.	958	43
TransDigm Group, Inc.	209	117
Union Pacific Corp.	2,919	528
United Airlines Holdings, Inc.(1)	917	81
United Parcel Service, Inc. Class B	2,943	344
United Rentals, Inc.(1)	315	53
United Technologies Corp.	3,404	510
Verisk Analytics, Inc.	690	103
W.W. Grainger, Inc.	182	62
Waste Management, Inc.	1,641	187
Westinghouse Air Brake Technologies Corp.	765	59
Xylem, Inc.	752	59
		10,161

See Notes to Schedule of Investments

Rampart Sector Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Shares	Value

Information Technology—19.9%
Accenture plc Class A	4,189	$882
Adobe, Inc.(1)	3,198	1,055
Advanced Micro Devices, Inc.(1)	7,418	340
Akamai Technologies, Inc.(1)	1,064	92
Alliance Data Systems Corp.	270	30
Amphenol Corp. Class A	1,946	211
Analog Devices, Inc.	2,434	289
ANSYS, Inc.(1)	563	145
Apple, Inc.	27,593	8,103
Applied Materials, Inc.	6,123	374
Arista Networks, Inc.(1)	358	73
Autodesk, Inc.(1)	1,453	267
Automatic Data Processing, Inc.	2,851	486
Broadcom, Inc.	2,613	826
Broadridge Financial Solutions, Inc.	755	93
Cadence Design Systems, Inc.(1)	1,850	128
CDW Corp.	950	136
Cisco Systems, Inc.	27,880	1,337
Citrix Systems, Inc.	802	89
Cognizant Technology Solutions Corp. Class A	3,600	223
Corning, Inc.	5,030	146
DXC Technology Co.	1,680	63
F5 Networks, Inc.(1)	399	56
Fidelity National Information Services, Inc.	4,059	565
Fiserv, Inc.(1)	3,780	437
FleetCor Technologies, Inc.(1)	571	164
FLIR Systems, Inc.	881	46
Fortinet, Inc.(1)	938	100
Gartner, Inc.(1)	589	91
Global Payments, Inc.	1,986	363
Hewlett Packard Enterprise Co.	8,485	135
HP, Inc.	9,741	200
Intel Corp.	28,797	1,724
International Business Machines Corp.	5,834	782
Intuit, Inc.	1,715	449
IPG Photonics Corp.(1)	234	34
Jack Henry & Associates, Inc.	507	74
Juniper Networks, Inc.	2,187	54
Keysight Technologies, Inc.(1)	1,238	127
KLA Corp.	1,044	186
Lam Research Corp.	964	282
Leidos Holdings, Inc.	878	86
Mastercard, Inc. Class A	5,861	1,750
Maxim Integrated Products, Inc.	1,780	109
Microchip Technology, Inc.	1,576	165
Micron Technology, Inc.(1)	7,376	397
Microsoft Corp.	50,325	7,936
Motorola Solutions, Inc.	1,127	182
NetApp, Inc.	1,497	93
NortonLifeLock, Inc.	3,767	96
NVIDIA Corp.	4,063	956
Oracle Corp.	14,295	757
Paychex, Inc.	2,096	178
PayPal Holdings, Inc.(1)	7,742	837
Qorvo, Inc.(1)	764	89
QUALCOMM, Inc.	7,530	664
salesforce.com, Inc.(1)	5,867	954
Seagate Technology plc	1,522	91
ServiceNow, Inc.(1)	1,251	353
Skyworks Solutions, Inc.	1,126	136
Synopsys, Inc.(1)	995	139
TE Connectivity Ltd.	2,193	210
	Shares	Value

Information Technology—continued
Texas Instruments, Inc.	6,176	$792
VeriSign, Inc.(1)	681	131
Visa, Inc. Class A	11,280	2,120
Western Digital Corp.	1,972	125
Western Union Co. (The)	2,773	74
Xerox Holdings Corp.	1,229	45
Xilinx, Inc.	1,668	163
Zebra Technologies Corp. Class A(1)	353	90
		40,975

Materials—5.0%
Air Products & Chemicals, Inc.	3,185	748
Albemarle Corp.	1,542	113
Amcor plc	23,664	256
Avery Dennison Corp.	1,220	160
Ball Corp.	4,748	307
Celanese Corp.	1,753	216
CF Industries Holdings, Inc.	3,147	150
Corteva, Inc.	10,891	322
Dow, Inc.	10,685	585
DuPont de Nemours, Inc.	10,619	682
Eastman Chemical Co.	1,973	156
Ecolab, Inc.	3,623	699
FMC Corp.	1,902	190
Freeport-McMoRan, Inc.	21,001	275
International Flavors & Fragrances, Inc.	1,544	199
International Paper Co.	5,693	262
Linde plc	7,751	1,650
LyondellBasell Industries NV Class A	3,721	352
Martin Marietta Materials, Inc.	909	254
Mosaic Co. (The)	5,062	110
Newmont Goldcorp Corp.	10,836	471
Nucor Corp.	4,442	250
Packaging Corporation of America	1,376	154
PPG Industries, Inc.	3,442	459
Sealed Air Corp.	2,248	90
Sherwin-Williams Co. (The)	1,189	694
Vulcan Materials Co.	1,931	278
Westrock Co.	3,747	161
		10,243

Real Estate—5.0%
Alexandria Real Estate Equities, Inc.	1,517	245
American Tower Corp.	5,826	1,339
Apartment Investment & Management Co. Class A	1,948	101
AvalonBay Communities, Inc.	1,837	385
Boston Properties, Inc.	1,893	261
CBRE Group, Inc. Class A(1)	4,396	269
Crown Castle International Corp.	5,469	777
Digital Realty Trust, Inc.	2,746	329
Duke Realty Corp.	4,823	167
Equinix, Inc.	1,124	656
Equity Residential	4,575	370
Essex Property Trust, Inc.	864	260
Extra Space Storage, Inc.	1,700	180
Federal Realty Investment Trust	920	118
Healthpeak Properties, Inc.	6,485	224
Host Hotels & Resorts, Inc.	9,471	176
Iron Mountain, Inc.	3,751	120
Kimco Realty Corp.	5,525	114
Mid-America Apartment Communities, Inc.	1,494	197
See Notes to Schedule of Investments

Rampart Sector Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Shares	Value

Real Estate—continued
Prologis, Inc.	8,296	$740
Public Storage	1,971	420
Realty Income Corp.	4,270	314
Regency Centers Corp.	2,192	138
SBA Communications, Corp.	1,477	356
Simon Property Group, Inc.	3,991	595
SL Green Realty Corp.	1,066	98
UDR, Inc.	3,840	179
Ventas, Inc.	4,886	282
Vornado Realty Trust	2,080	138
Welltower, Inc.	5,324	435
Weyerhaeuser Co.	9,754	295
		10,278

Utilities—14.9%
AES Corp.	23,168	461
Alliant Energy Corp.	8,375	458
Ameren Corp.	8,580	659
American Electric Power Co., Inc.	17,119	1,618
American Water Works Co., Inc.	6,299	774
Atmos Energy Corp.	4,155	465
CenterPoint Energy, Inc.	17,592	480
CMS Energy Corp.	9,910	623
Consolidated Edison, Inc.	11,594	1,049
Dominion Energy, Inc.	28,540	2,364
DTE Energy Co.	6,707	871
Duke Energy Corp.	25,240	2,302
Edison International	12,597	950
Entergy Corp.	6,956	833
Evergy, Inc.	7,940	517
Eversource Energy	11,313	962
Exelon Corp.	33,576	1,531
FirstEnergy Corp.	18,830	915
NextEra Energy, Inc.	16,940	4,102
NiSource, Inc.	13,006	362
	Shares	Value

Utilities—continued
NRG Energy, Inc.	8,776	$349
Pinnacle West Capital Corp.	3,921	353
PPL Corp.	25,092	900
Public Service Enterprise Group, Inc.	17,625	1,041
Sempra Energy	9,051	1,371
Southern Co. (The)	36,420	2,320
WEC Energy Group, Inc.	11,007	1,015
Xcel Energy, Inc.	18,310	1,162
		30,807

Total Common Stocks (Identified Cost $174,919)		204,172

Rights—0.0%
Health Care—0.0%
Bristol-Myers Squibb Co.(1)	1,982	6
Total Rights (Identified Cost $4)		6

Total Long-Term Investments—99.0% (Identified Cost $174,923)		204,178

TOTAL INVESTMENTS—99.0% (Identified Cost $174,923)		$204,178
Other assets and liabilities, net—1.0%		2,004
NET ASSETS—100.0%		$206,182

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the market value of the Fund’s investments as of December 31, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$204,172	$204,172
Rights	6	6
Total Investments	$204,178	$204,178
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2019.
There were no transfers into or out of Level 3 related to securities held at December 31, 2019.
See Notes to Schedule of Investments

RAMPART SECTOR TREND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.